VARIABLE LIFE AND ANNUITY CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2011
VARIABLE LIFE AND ANNUITY CONTRACTS
Schedule of details concerning entity's GMDB exposures

At December 31,	2011		2010
(dollars in billions)	Net Deposits Plus a Minimum Return	Highest Contract Value Attained	Net Deposits Plus a Minimum Return	Highest Contract Value Attained

Account value(a)	$57	$12	$55	$13
Amount at risk(b)	3	2	3	1
Average attained age of contract holders by product	58 - 72 years	67 - 74 years	58 - 70 years	70 - 73 years

Range of guaranteed minimum return rates	3 - 10%		3 - 10%

(a)
Included in Policyholder contract deposits in the Consolidated Balance Sheet.

(b)
Represents the amount of death benefit currently in excess of Account value.

Schedule of changes in GMDB and GMIB liabilities for guarantees on variable contracts reflected in the general account

Years Ended December 31, (in millions)	2011	2010

Balance, beginning of year	$412	$469
Reserve increase	120	31
Benefits paid	(87)	(88)

Balance, end of year	$445	$412